Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure Intangible Assets Tables Abstract
Schedule of Intangible Assets

Intellectual property, stated at cost, less accumulated amortization consists of the following:

	December 31, 2018	June 30, 2018

Intellectual Property	$2,293,770	$2,293,770
Accumulated Amortization	624,478	509,790
Intellectual Property, Net	$1,669,292	$1,783,980

The following is a summary of the intangible assets as of June 30, 2018 and 2017.

	June 30, 2018	June 30, 2017
Intangible Assets subject to Amortization	$22,93,770	$22,93,770
Accumulated Amortization	5,09,790	2,80,413
Intangible Assets (Net of Amortization)	$17,83,980	$20,13,357

Schedule of Future expected Amortization of intangible assets	Estimated future amortization expense is as follows:
Year ending June 2019 (remaining six months)	$114,689
2020	229,377
2021	229,377
2022	229,377
2023	229,377
Thereafter	637,095
$1,669,292
Future expected Amortization of intangible assets is as follows:
Year Ending June 30,
2019	$2,29,377
2020	2,29,377
2021	2,29,377
2022	2,29,377
2023	2,29,377
Thereafter	6,37,095
$17,83,980